16. Short and long-term debt (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebtLineItems [Line Items]
Interest accrued	R$ 874,678	R$ 568,396
Finance leases	288,194	266,894
Total short-term debt	1,162,872	835,290
Long-term debt before lease	4,754,838	4,092,812
Finance leases	1,187,957	1,451,118
Total long-term debt	5,942,795	5,543,930
Total debt	R$ 7,105,667	6,379,220
Finimp [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	1/5/2018
Term Loan [Member]
DisclosureOfDebtLineItems [Line Items]
Total debt	R$ 989,572
Local Currency Short-term Borrowings [Member]
DisclosureOfDebtLineItems [Line Items]
Interest accrued	R$ 23,921	45,026
Local Currency Short-term Borrowings [Member] | Safra [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	May-18
Interest rate	128% of DI
Interest accrued	R$ 0	9,690
Local Currency Short-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Sep. 2019
Interest rate	132% of DI
Interest accrued	R$ 395,093	0
Foregin Currency Short-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Interest accrued	R$ 74,989	97,670
Foregin Currency Short-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Aug. 2019
Interest rate	1.32% p.a.
Interest accrued	R$ 43,909	42,275
Foregin Currency Short-term Borrowings [Member] | Finimp [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Dec. 2018
Interest rate	5.75% p.a.
Interest accrued	R$ 240,973	174,428
Foregin Currency Short-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jun. 2021
Interest rate	Libor 3m+2.25% p.a.
Interest accrued	R$ 17,145	16,889
Foregin Currency Short-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Apr. 2019
Interest rate	Libor 3m+0.75% p.a.
Interest accrued	R$ 47,507	0
Foregin Currency Short-term Borrowings [Member] | Senior Notes I [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Apr. 2017
Interest rate	7.60% p.a.
Interest accrued	R$ 0	182,418
Foregin Currency Short-term Borrowings [Member] | Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Dec. 2018
Interest rate	9.71% p.a.
Interest accrued	R$ 23,258	0
Foregin Currency Short-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Aug. 2026
Interest rate	5.70% p.a.
Interest accrued	R$ 7,883	0
Local Long-term Borrowings [Member] | Safra [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	May. 2018
Interest rate	128% of DI
Interest accrued	R$ 0	4,871
Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Sep. 2019
Interest rate	132% of DI
Interest accrued	R$ 617,333	1,005,242
Long-term debt before lease	617,333
Foreign Long-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Long-term debt before lease	R$ 4,754,838
Foreign Long-term Borrowings [Member] | J. P. Morgan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Aug. 2019
Interest rate	Libor 3m+0.75% p.a.
Interest accrued	R$ 12,451	11,142
Long-term debt before lease	R$ 12,451
Foreign Long-term Borrowings [Member] | Engine Facility (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jun. 2021
Interest rate	Libor 3m+2.25% p.a.
Interest accrued	R$ 142,137	156,917
Long-term debt before lease	R$ 142,137
Foreign Long-term Borrowings [Member] | ExIm (Cacib) [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Apr. 2019
Interest rate	Libor 3m+0.75% p.a.
Interest accrued	R$ 35,634	0
Long-term debt before lease	R$ 35,634
Foreign Long-term Borrowings [Member] | Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Dec. 2018
Interest rate	9.71% p.a.
Interest accrued	R$ 0	43,010
Foreign Long-term Borrowings [Member] | PK Finance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Aug. 2026
Interest rate	5.70% p.a.
Interest accrued	R$ 78,239	0
Long-term debt before lease	R$ 78,239
Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jul. 2020
Interest rate	9.64% p.a.
Interest accrued	R$ 314,589	368,000
Long-term debt before lease	R$ 314,589
Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Feb. 2023
Interest rate	11.30% p.a.
Interest accrued	R$ 69,074	68,053
Long-term debt before lease	R$ 69,074
Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jan. 2022
Interest rate	9.24% p.a.
Interest accrued	R$ 299,524	889,595
Long-term debt before lease	R$ 299,524
Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jul. 2021
Interest rate	9.87% p.a.
Interest accrued	R$ 127,181	120,631
Long-term debt before lease	R$ 127,181
Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Dec. 2028
Interest rate	9.84% p.a.
Interest accrued	R$ 54,752	52,721
Long-term debt before lease	R$ 54,752
Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Jan. 2025
Interest rate	7.19% p.a.
Interest accrued	R$ 1,597,713	0
Long-term debt before lease	R$ 1,597,713
Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	-
Interest rate	8.75% p.a.
Interest accrued	R$ 438,201	428,436
Long-term debt before lease	R$ 438,201
Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	Aug. 2020
Interest rate	6.70% p.a.
Interest accrued	R$ 968,010	R$ 944,194
Long-term debt before lease	R$ 968,010